Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net income (loss)	$ 6,460	$ (23,118)	$ (51,952)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation	523	434	377
Gain on sale of property and equipment	(246)
Amortization of debt financing costs	916	262	40
Impairment of inventory	2,843	3,170	3,002
Stock-based compensation	3,079	1,363	1,268
Change in fair value of warrant liabilities	(2,464)
Changes in operating assets and liabilities:
Accounts receivable	(3,845)	937	(1,075)
Inventory	(949,591)	169,079	(60,731)
Prepaid expenses and other assets	(5,288)	115	(937)
Accounts payable	4,130	841	(2,421)
Accrued and other liabilities	21,563	1,781	3,455
Net cash (used in) provided by operating activities	(921,920)	154,864	(108,974)
Cash flows from investing activities:
Purchases of property and equipment	(13,687)	(2,858)	(1,039)
Proceeds from sales of property and equipment	2,032		60
Net cash used in investing activities	(11,655)	(2,858)	(979)
Cash flows from financing activities:
Proceeds from Business Combination	284,011
Issuance cost of common stock	(51,249)
Borrowings from credit facilities and notes payable	2,764,071	799,997	1,077,781
Repayments of credit facilities and notes payable	(1,912,837)	(960,510)	(1,019,347)
Payment of debt financing costs	(7,632)	(457)	(52)
Proceeds from exercise of stock options	902		170
Proceeds from issuance of Class C preferred stock, net		29,823	74,601
Repurchase of common stock			(10,650)
Net cash provided by (used in) financing activities	1,077,266	(131,147)	122,503
Net change in cash, cash equivalents and restricted cash	143,691	20,859	12,550
Cash, cash equivalents and restricted cash, beginning of period	50,742	29,883	17,333
Cash, cash equivalents and restricted cash, end of period	194,433	50,742	29,883
Reconciliation of cash, cash equivalents and restricted cash to the consolidated balance sheet:
Cash and cash equivalents	169,817	43,938	22,856
Restricted cash	24,616	6,804	7,027
Supplemental disclosure of cash flow information:
Cash payments for interest	21,875	14,048	20,008
Supplemental disclosure of non-cash investing and financing activities:
Transfer of property and equipment, net to inventory	14,464	0	0
Acquisition of warrant liabilities	26,525	0	0
Conversion of preferred stock to common stock	184,123	0	0
Conversion of treasury stock	184,123	0	0
Treasury Stock
Supplemental disclosure of non-cash investing and financing activities:
Conversion of preferred stock to common stock	10,650	0	0
Conversion of treasury stock	$ 10,650	$ 0	$ 0